Financial instruments and fair value disclosures - Financial liabilities at amortised cost (Details) - GBP (£)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019	Jan. 01, 2019
Disclosure of financial liabilities [line items]
Fair value	£ 15,352,109	£ 5,225,854	£ 3,668,800	£ 1,000,000
Financial liabilities at amortised cost
Disclosure of financial liabilities [line items]
Carrying value		6,229,164	5,853,912
Fair value		6,229,164	5,853,912
Trade and other payables | Financial liabilities at amortised cost
Disclosure of financial liabilities [line items]
Carrying value		1,589,952	3,017,823
Fair value		1,589,952	3,017,823
Deferred government grants | Financial liabilities at amortised cost
Disclosure of financial liabilities [line items]
Carrying value		413,358	167,289
Fair value		413,358	167,289
Bridging finance | Financial liabilities at amortised cost
Disclosure of financial liabilities [line items]
Carrying value		800,000
Fair value		800,000
Convertible loans | Financial liabilities at amortised cost
Disclosure of financial liabilities [line items]
Carrying value		3,425,854	2,668,800
Fair value		£ 3,425,854	£ 2,668,800